Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we
are
providing the following information about the relationship between executive compensation actually paid and certain financial performance of Sypris.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table total for non-PEO NEOs ($) (2)	Average Compensation actually paid to non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Loss ($) (in thousands) (5)
2025	728,728	616,671	361,054	417,812	119	(6,338)
2024	807,879	522,194	386,687	352,916	72	(1,680)
2023	844,072	766,981	343,774	332,844	134	(1,596)

(1)
The dollar amounts reported in column (b) represent the amounts of total compensation reported for Jeffrey T. Gill (the “principal executive officer” or “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO

NEOs for purposes of calculating the average amount in each applicable year was Richard L. Davis and Curtis S. Petrie in 2025 and 2024 and Richard L. Davis and Anthony C. Allen in 2023.

(3)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs as computed in accordance with Item 402(v) Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or the average actual amount of compensation earned or paid to the non-PEO
NEOs during the applicable year. The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2025		2024		2023
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Adjustments
Less Grant date value of equity awards	(165,600)	(67,275)	(207,075)	(82,500)	(251,220)	(70,656)
Year-end fair value of current year award	195,200	79,300	181,496	89,000	268,622	75,550
Year-over-year change in fair value of unvested awards	131,673	47,333	(260,106)	(36,671)	(35,198)	(1,000)
Change in fair value of unvested awards	23,476	(2,600)	—	(3,600)	(59,295)	(14,824)
Fair value at the end of the prior year of equity awards that expired	(296,806)	—	—	—	—	—
Dividends paid on unvested awards	—	—	—	—	—	—

Total adjustments	(112,057)	56,758	(285,685)	(33,771)	(77,091)	(10,930)

(4)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of (i) cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(5)	The dollar amount reported represented the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO

NEOs for purposes of calculating the average amount in each applicable year was Richard L. Davis and Curtis S. Petrie in 2025 and 2024 and Richard L. Davis and Anthony C. Allen in 2023.

PEO Total Compensation Amount	$ 728,728	$ 807,879	$ 844,072
PEO Actually Paid Compensation Amount	$ 616,671	522,194	766,981
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs as computed in accordance with Item 402(v) Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or the average actual amount of compensation earned or paid to the non-PEO
NEOs during the applicable year. The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2025		2024		2023
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Adjustments
Less Grant date value of equity awards	(165,600)	(67,275)	(207,075)	(82,500)	(251,220)	(70,656)
Year-end fair value of current year award	195,200	79,300	181,496	89,000	268,622	75,550
Year-over-year change in fair value of unvested awards	131,673	47,333	(260,106)	(36,671)	(35,198)	(1,000)
Change in fair value of unvested awards	23,476	(2,600)	—	(3,600)	(59,295)	(14,824)
Fair value at the end of the prior year of equity awards that expired	(296,806)	—	—	—	—	—
Dividends paid on unvested awards	—	—	—	—	—	—

Total adjustments	(112,057)	56,758	(285,685)	(33,771)	(77,091)	(10,930)

Non-PEO NEO Average Total Compensation Amount	$ 361,054	386,687	343,774
Non-PEO NEO Average Compensation Actually Paid Amount	$ 417,812	352,916	332,844
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs as computed in accordance with Item 402(v) Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or the average actual amount of compensation earned or paid to the non-PEO
NEOs during the applicable year. The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2025		2024		2023
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Adjustments
Less Grant date value of equity awards	(165,600)	(67,275)	(207,075)	(82,500)	(251,220)	(70,656)
Year-end fair value of current year award	195,200	79,300	181,496	89,000	268,622	75,550
Year-over-year change in fair value of unvested awards	131,673	47,333	(260,106)	(36,671)	(35,198)	(1,000)
Change in fair value of unvested awards	23,476	(2,600)	—	(3,600)	(59,295)	(14,824)
Fair value at the end of the prior year of equity awards that expired	(296,806)	—	—	—	—	—
Dividends paid on unvested awards	—	—	—	—	—	—

Total adjustments	(112,057)	56,758	(285,685)	(33,771)	(77,091)	(10,930)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following table, the amount of compensation actually paid to Mr. J.T. Gill and the average amount of compensation actually paid to our non-PEO
NEOs as a group is aligned with our cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The following table demonstrates the relationship between the amount of compensation actually paid to Mr. J.T. Gill and the average amount of compensation actually paid to our non-PEO
NEOs as a group compared to the Company’s net loss over the three years presented in the table.

Total Shareholder Return Amount	$ 119	72	134
Net Income (Loss)	$ (6,338)	(1,680)	(1,596)
PEO Name	Jeffrey T. Gill
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (112,057)	(285,685)	(77,091)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,600)	(207,075)	(251,220)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,200	181,496	268,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,673	(260,106)	(35,198)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,476	0	(59,295)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(296,806)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,758	(33,771)	(10,930)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,275)	(82,500)	(70,656)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,300	89,000	75,550
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,333	(36,671)	(1,000)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,600)	(3,600)	(14,824)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0